FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	$ 509,829	$ 781,177
Total liabilities	2,377,423	2,534,928
Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	19,363	30,563
Total liabilities	239,372	237,043
Net position
Net position	(220,009)	(206,480)
Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	20,915	34,422
Total liabilities	99,894	99,907
Net position
Net position	(78,979)	(65,485)
Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	86,412	96,673
Total liabilities	1,067,287	1,134,173
Net position
Net position	(980,875)	(1,037,500)
Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	11,998	3,864
Total liabilities	10,003	14,403
Net position
Net position	1,995	(10,539)
Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	37,352	40,869
Total liabilities	147,896	159,535
Net position
Net position	(110,544)	(118,666)
U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	266,952	482,840
Total liabilities	686,344	751,358
Net position
Net position	(419,392)	(268,518)
Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	66,837	91,946
Total liabilities	126,627	138,509
Net position
Net position	$ (59,790)	$ (46,563)